DEFERRED INCOME	12 Months Ended
Dec. 31, 2021
DEFERRED INCOME [abstract]
Disclosure of deferred income
24.	DEFERRED INCOME

	2020	2021
	RMB’000	RMB’000
Government grants	104,939	781,563

Government grants relating to costs are deferred and recognized in the profit or loss over the period necessary to match them with the costs that they are intended to compensate.
Government grants relating to the purchase of property, plant and equipment are included in non-current
liabilities as deferred income and are credited to profit or loss on a straight-line basis over the expected lives of the related assets.